Exchange rates	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Exchange rates
26 Exchange rates
The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2021	2020	2019	2021	2020
Euro to sterling	1.16	1.12	1.14	1.19	1.12
US dollar to sterling	1.38	1.28	1.28	1.35	1.37